Shareholder Report, Average Annual Return (Details) 197972_US Treasury 3 Month Bill ETF_TF_TSR Annual {TF}	12 Months Ended	49 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
F/m US Treasury 3 Month Bill Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	F/m US Treasury 3 Month Bill Fund - ETF Class Shares
Average Annual Return, Percent	3.77%	4.48%
ICE US Treasury Core Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE US Treasury Core Bond Index
Average Annual Return, Percent	1.21%	1.30%
ICE BofA 3 Month Treasury Bill [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3 Month Treasury Bill
Average Annual Return, Percent	3.74%	4.47%
Bloomberg U.S. Treasury Bellwether: 3 Month Total Return USD Unhedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwether: 3 Month Total Return USD Unhedged Index
Average Annual Return, Percent	3.79%	4.52%